Events occurring after the reporting period	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period	Events occurring after the reporting period
There were no events that have occurred after June 30, 2025 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.